Note 21. Stock-Based Compensation (Detail) - Stock Option Activity - Canadian Dollar Options: (Canadian Dollar Options [Member], CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Canadian Dollar Options [Member]
Outstanding, Number	2,423		3,531
Outstanding, Weighted Average Exercise Price (in Dollars per share)	11.78		16.53
Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months		5 years 109 days		3 years 328 days
Outstanding, Aggregate Intrinsic Value (in Dollars)			2,067
Granted, Number	43		809
Granted, Weighted Average Exercise Price (in Dollars per share)	9.52		10.32
Cancelled or forfeited, Number	(6)		(1,801)
Cancelled or forfeited, Weighted Average Exercise Price (in Dollars per share)	20.66		19.80
Expired, Number	(44)		(116)
Expired, Weighted Average Exercise Price (in Dollars per share)	18.90		21.74
Vested and expected to vest, Number	2,182	[1]
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	11.98
Vested and expected to vest, Weighted Average Remaining Contractual Life	3 years 328 days		5 years 73 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)
Exercisable, Number	440
Exercisable, Weighted Average Exercise Price (in Dollars per share)	20.11
Exercisable, Weighted Average Remaining Contractual Life	2 years 328 days		1 year 328 days
Exercisable, Aggregate Intrinsic Value (in Dollars)
Outstanding, Number	2,416		2,423		3,531
Outstanding, Weighted Average Exercise Price (in Dollars per share)	11.59		11.78		16.53
Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months		5 years 109 days		3 years 328 days
Outstanding, Aggregate Intrinsic Value (in Dollars)					2,067
Vested and expected to vest, Number	2,204	[1]	2,182	[1]
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	11.75		11.98
Vested and expected to vest, Weighted Average Remaining Contractual Life	3 years 328 days		5 years 73 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)
Exercisable, Number	645		440
Exercisable, Weighted Average Exercise Price (in Dollars per share)	16.30		20.11
Exercisable, Weighted Average Remaining Contractual Life	2 years 328 days		1 year 328 days
Exercisable, Aggregate Intrinsic Value (in Dollars)

[1]	The expected to vest amount represents the unvested options as at October 31, 2012 and 2011, respectively, less estimated forfeitures.